Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net earnings		$ 41,224	$ 63,318	$ 9,231
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	[1]	44,776	43,478	40,941
Non-cash lease expense		5,019	7,251	11,636
LIFO charge		34,474	22,342	131,611
Deferred income tax expense		2,190	(5,533)	(3,534)
Gain on the sale of assets		(3,276)	(2,331)	(2,872)
Provision for restructuring and impairments		0	567	4,333
Stock-based compensation expense		175	246	76
Pension expense		26	354	1,481
401(k) match stock contribution		2,795	2,453	1,515
Changes in operating assets and liabilities:
Accounts receivable		(16,563)	17,334	22,098
Inventories		234,263	(224,136)	(398,514)
Other assets		1,733	(91)	(2,743)
Accounts payable		3,254	(29,213)	(18,370)
Accrued expenses and other		(9,515)	11,192	(13,641)
Income taxes		(1,634)	9,624	(1,530)
Net cash provided by (used in) operating activities		335,475	(82,963)	(212,796)
Cash flows from investing activities:
Additions to property, plant and equipment		(37,225)	(36,637)	(70,628)
Proceeds from the sale of assets		5,077	8,089	5,751
Increase in non-current deposits		(2,666)	(18,654)	0
Net cash used in investing activities		(34,814)	(47,202)	(64,877)
Cash flows from financing activities:
Borrowings under revolving credit facility		461,455	783,650	777,083
Repayments under revolving credit facility		(697,680)	(727,023)	(616,939)
Borrowings under term loans and note payable		12,394	133,359	174,427
Payments on term loans and finance obligation		(20,264)	(19,215)	(5,500)
Payments on finance leases		(4,815)	(7,956)	(8,814)
Purchase of treasury stock		(11,591)	(33,030)	(41,209)
Payment of debt issuance costs		(1,600)	0	0
Preferred stock dividends		(23)	(23)	(23)
Net cash (used in) provided by financing activities		(262,124)	129,762	279,025
Net increase (decrease) in cash, cash equivalents and restricted cash		38,537	(403)	1,352
Cash, cash equivalents and restricted cash, beginning of year		11,853	12,256	10,904
Cash, cash equivalents and restricted cash, end of year		50,390	11,853	12,256
Supplemental disclosures of cash flow information:
Cash paid for interest, net of capitalized interest		34,276	33,100	11,218
Cash paid for income taxes, net		12,657	15,105	9,084
Exchange of note payable for finance obligation and non-current deposits for property, plant and equipment		21,320	0	0
Right-of-use assets obtained in exchange for lease obligations		2,980	5,746	10,187
Right-of-use assets derecognized upon early lease termination		7,592	2,286	3,588
Assets acquired from exercise of finance lease purchase options, net of accumulated depreciation		2,965	6,681	0
Property, plant and equipment purchased on account		$ 38	$ 307	$ 1,177

[1]	Depreciation and amortization are required to be disclosed as both amounts are included in the reported measure of earnings (loss) before income taxes. The amounts are not considered to be significant segment expenses and therefore are shown separately as an additional segment disclosure. Depreciation and amortization are included within the line items for cost of products sold and general and administrative expense.